Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales	$ 10,098,202	$ 24,398,421	$ 24,062,174
Cost of Sales	7,159,814	17,635,911	18,085,271
Gross Profit	2,938,388	6,762,510	5,976,903
Operating Expenses
Selling Expenses	2,179,902	1,159,941	1,162,807
General & Administrative Expenses	5,066,556	3,544,343	4,177,048
Total Operating Expenses	7,246,458	4,704,284	5,339,855
Operating Income (Loss)	(4,308,070)	2,058,226	637,048
Other Income (Expenses)
Other Income	1,006,298	69,432
Other Expenses	(25,268)	(264,441)	(182,219)
Bank expenses		(45,224)	66,502
Interest Income	2,868	14,137
Interest Expense	(311,480)	(298,600)	59,923
Government Income	4,100
Total Other Income (Loss) & Expense	676,518	(524,696)	(55,794)
Earnings before Tax	(3,631,552)	1,533,530	692,842
Income Tax/Deferred Tax Benefit	226,324	345,550	306,776
Net Income	(3,857,876)	1,187,981	386,066
Other Comprehensive Income
Foreign currency translation gain	20,657	916,979	38,205
Comprehensive Income	$ (3,837,219)	$ 2,104,959	$ 424,271
Basic & Diluted Earnings (Loss) Per Share	$ (0.46)	$ 0.15	$ 0.06
Weighted Average Shares Outstanding	8,337,320	7,957,151	7,575,330